Capital Management and Solvency - Aegon's Estimated Capital Position (Parenthetical) (Detail) - Including Aegon Bank [Member] € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Estimated Capital Position [Line Items]
Solvency two ratio	198.00%
Tier three restricted capital accounted for own funds	€ 19,207
Solvency capital requirement reserve	€ 9,707